COVER LETTER

December 2, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Premier Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the Securities Act and Amendment No. 86 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Trust requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Trust’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on January 31, 2022 (SEC Accession No. 0001104659-22-009668) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: to reflect the addition of Class Y shares for the MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Balanced Fund, MassMutual Disciplined Value Fund, MassMutual Main Street Fund, MassMutual Disciplined Growth Fund, MassMutual Small Cap Opportunities Fund, MassMutual Global Fund, MassMutual International Equity Fund, and MassMutual Strategic Emerging Markets Fund. In addition, this Amendment incorporates other changes made since the Prior Filing. The anticipated effective date is February 1, 2023. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect September 30, 2022 and December 31, 2022 information, respectively, but instead still reflect September 30, 2021 and December 31, 2021 information, respectively. The expense and performance figures will be updated in the Trust’s subsequent filing on Form N-1A pursuant to Rule 485(b) of the Securities Act.

Please address any questions or comments to the undersigned at (413) 744-0770. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Premier Funds